UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 84.8%
Argentina 1.5%
Republic of Argentina:
Zero Coupon, 7/22/2003*	EUR	750,000	57,618
GDP Linked Note, 12/15/2035		11,380,000	290,041
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		300,000	67,500
Series MAY, 7.0%, 3/18/2004*	EUR	130,000	14,980
8.0%, 10/30/2009*	EUR	511,292	58,919
8.28%, 12/31/2033 (PIK)		618,821	211,946
Series BGLO, 8.375%, 12/20/2003*		4,200,000	504,000
REG S, 9.0%, 5/24/2005*	EUR	520,000	59,923
9.0%, 5/26/2009*	EUR	2,550,000	293,852

Series E, 9.25%, 7/20/2004*	EUR	3,000,000	345,708
9.75%, 11/26/2003*	EUR	850,000	76,184
10.0%, 12/7/2004*	EUR	2,000,000	230,472
Series XW, 11.0%, 12/4/2005*		700,000	84,000
Series BGL4, 11.0%, 10/9/2006*		500,000	60,000
Series 2018, 12.25%, 6/19/2018*		2,292,300	275,076

(Cost $8,220,477)			2,630,219
Brazil 20.9%
Banco Nacional de Desenvolvimento Economico e Social, REG S, 6.369%, 6/16/2018		10,950,000	9,959,025
DASA Finance Corp., REG S, 8.75%, 5/29/2018		1,610,000	1,247,669
Federative Republic of Brazil:
7.125%, 1/20/2037		8,000,000	8,220,000
8.25%, 1/20/2034		3,600,000	4,059,000
Independencia International Ltd.:
REG S, 9.875%, 5/15/2015		1,610,000	1,014,300
REG S, 9.875%, 1/31/2017		1,200,000	756,000
ISA Capital do Brasil SA, REG S, 8.8%, 1/30/2017		2,000,000	1,842,500
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	26,400,000	9,698,359

(Cost $44,180,610)			36,796,853
China 0.2%
Parkson Retail Group Ltd., 7.125%, 5/30/2012 (Cost $670,000)		670,000	472,350
Colombia 3.3%
EEB International Ltd., REG S, 8.75%, 10/31/2014		1,000,000	960,000
Republic of Colombia:
7.375%, 3/18/2019		2,000,000	1,980,000
7.375%, 9/18/2037		3,150,000	2,874,375

(Cost $6,498,374)			5,814,375
Dominican Republic 1.6%
Cerveceria Nacional Dominicana, REG S, 16.0%, 3/27/2012		1,800,000	1,047,780
Dominican Republic, REG S, 8.625%, 4/20/2027		2,700,000	1,728,000

(Cost $4,880,961)			2,775,780
El Salvador 1.5%
Republic of El Salvador:
REG S, 7.65%, 6/15/2035		1,770,000	1,345,200
REG S, 8.25%, 4/10/2032		1,750,000	1,373,750

(Cost $3,877,018)			2,718,950
Georgia 1.5%
Republic of Georgia, 7.5%, 4/15/2013 (Cost $4,213,579)		4,170,000	2,599,995
Ghana 1.1%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $3,368,538)		3,320,000	2,040,218
Indonesia 5.5%
Majapahit Holding BV:
REG S, 7.25%, 6/28/2017		1,600,000	962,270
REG S, 7.75%, 10/17/2016		4,300,000	2,705,130
Republic of Indonesia:
REG S, 6.875%, 3/9/2017		690,000	520,098
REG S, 6.875%, 1/17/2018		700,000	529,588
REG S, 7.75%, 1/17/2038		900,000	666,000
REG S, 8.5%, 10/12/2035		5,840,000	4,317,378

(Cost $14,908,018)			9,700,464

Iraq 0.9%
Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $2,374,813)		3,780,000	1,663,200
Israel 0.6%
Israel Electric Corp., Ltd., REG S, 7.25%, 1/15/2019 (Cost $1,068,192)		1,070,000	1,020,930
Mexico 10.5%
Pemex Project Funding Master Trust, 6.625%, 6/15/2038		2,710,000	2,073,150
United Mexican States:
5.625%, 1/15/2017		9,000,000	8,748,000
Series A, 5.95%, 3/19/2019		3,000,000	2,919,000
Series A, 6.05%, 1/11/2040		2,820,000	2,404,050
8.3%, 8/15/2031		2,240,000	2,441,600

(Cost $19,763,444)			18,585,800
Netherlands 3.0%
GTB Finance BV, 8.5%, 1/29/2012		3,900,000	2,340,000
HSBK Europe BV, REG S, 9.25%, 10/16/2013		1,600,000	1,168,000
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		2,160,000	1,728,000

(Cost $7,376,001)			5,236,000
Panama 0.9%
Republic of Panama, 8.875%, 9/30/2027 (Cost $1,762,826)		1,400,000	1,526,000
Peru 2.3%
Republic of Peru, 6.55%, 3/14/2037 (Cost $4,806,918)		4,600,000	4,094,000
Philippines 4.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		3,350,000	3,048,500
Republic of Philippines:
8.0%, 1/15/2016		280,000	291,200
9.375%, 1/18/2017		1,100,000	1,218,250
9.5%, 2/2/2030		2,320,000	2,604,200

(Cost $8,271,109)			7,162,150
Russia 6.3%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	53,258,274	700,241
Russian Federation:
REG S, 7.5%, 3/31/2030		4,900,000	4,531,961
REG S, 12.75%, 6/24/2028		3,000,000	3,870,000
144A, 12.75%, 6/24/2028		1,500,000	1,955,625

(Cost $12,164,961)			11,057,827
Serbia 1.2%
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $2,906,903)		3,049,000	2,134,300
Turkey 8.1%
Republic of Turkey:
6.875%, 3/17/2036		7,200,000	5,688,000
7.0%, 6/5/2020		2,000,000	1,780,000
8.0%, 2/14/2034		3,200,000	2,912,000
CPI Linked, 10.0%, 2/15/2012	TRY	5,296,613	2,954,113
16.0%, 3/7/2012	TRY	1,440,000	876,750

(Cost $17,396,145)			14,210,863
Ukraine 1.2%
Government of Ukraine, REG S, 6.75%, 11/14/2017 (Cost $4,324,947)		4,810,000	2,096,054

United States 1.5%
US Treasury Bond, 4.75%, 2/15/2037	1,300,000	1,543,140
US Treasury Note, 3.5%, 2/15/2018	1,000,000	1,053,750

(Cost $2,311,265)	2,596,890
Venezuela 6.6%
Petroleos de Venezuela SA, 5.25%, 4/12/2017	8,100,000	3,118,500
Republic of Venezuela:
5.75%, 2/26/2016	5,500,000	2,488,750
8.5%, 10/8/2014	4,381,000	2,453,360
REG S, 9.0%, 5/7/2023	1,600,000	736,000
10.75%, 9/19/2013	4,351,000	2,936,925

(Cost $20,651,215)	11,733,535
Vietnam 0.5%
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (Cost $861,758)	1,000,000	870,000

Total Bonds (Cost $196,858,072)	149,536,753
Loan Participations and Assignments 4.3%
Sovereign Loans 4.3%
Russia 3.8%
AK Transneft, REG S, 8.7%, 8/7/2018	2,000,000	1,460,000
Gaz Capital SA (Gazprom), REG S, 7.288%, 8/16/2037	1,000,000	615,000
Gazprombank, 7.25%, 2/22/2010	RUB	12,800,000	292,474
RSHB Capital SA (Russian Agricultural Bank), REG S, 7.75%, 1/14/2014	6,230,000	4,040,716
Russian Standard Finance SA, Series 2, REG S, 7.5%, 10/7/2010	680,000	319,600

(Cost $9,669,778)	6,727,790
Ukraine 0.5%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011 (Cost $2,001,422)	2,000,000	827,500

Total Loan Participations and Assignments (Cost $11,671,200)	7,555,290

Shares	Value ($)

Cash Equivalents 6.5%
Cash Management QP Trust, 1.12% (b) (Cost $11,395,754)	11,395,754	11,395,754

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $219,925,026) †	95.6	168,487,797
Other Assets and Liabilities, Net	4.4	7,758,485

Net Assets	100.0	176,246,282

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Republic of Argentina:	Zero Coupon	7/22/2003	750,000	EUR	287,140	57,618
7.0%	3/18/2004	130,000	EUR	48,882	14,980
8.0%	10/30/2009	511,292	EUR	194,841	58,919
8.375%	12/20/2003	4,200,000	USD	1,215,156	504,000
9.0%	5/24/2005	520,000	EUR	195,329	59,923
9.0%	5/26/2009	2,550,000	EUR	951,528	293,852

		9.25%	7/20/2004	3,000,000	EUR	1,131,461	345,708
		9.75%	11/26/2003	850,000	EUR	322,360	76,184
		10.0%	12/7/2004	2,000,000	EUR	757,289	230,472
		11.0%	12/4/2005	700,000	USD	174,678	84,000
		11.0%	10/9/2006	500,000	USD	156,300	60,000
		12.25%	6/19/2018	2,292,300	USD	748,436	275,076
						6,183,400	2,060,732

†

The cost for federal income tax purposes was $219,939,041. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $51,451,244. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $797,719 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,248,963.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver			In Exchange For		Settlement Date	Unrealized Appreciation ($)

RUB	35,460,000	USD	1,157,137		3/18/2009	211,574
BRL	12,000,000	USD	4,870,130		3/18/2009	224,286
IDR	15,000,000,000	USD	1,271,186		3/18/2009	30,965
EUR	900,000	USD	1,159,830		5/15/2009	8,712
Total unrealized appreciation						475,537

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

BRL	11,011,000	USD	4,287,272	3/18/2009	(387,280)
IDR	77,250,000,000	USD	6,518,987	3/18/2009	(187,091)
TRY	7,000,000	USD	4,056,090	5/15/2009	(69,306)
Total unrealized depreciation					(643,677)

Currency Abbreviations
BRL	Brazilian Real		RUB	Russian Ruble
EUR	Euro		TRY	Turkish Lira
IDR	Indonesian Rupiah		USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	149,754,619	(168,140)
Level 3	18,733,178	-
Total	$ 168,487,797	$ (168,140)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 26,846,019
Total realized gain (loss)	(4,451,647)
Change in unrealized appreciation (depreciation)	3,280,549
Amortization Premium/Discount	8,386
Net purchases (sales)	(6,950,129)
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 18,733,178

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009